Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Mar. 31, 2018	[1],[2]	Dec. 31, 2017	[1],[2]	Sep. 30, 2017	[1],[2]	Jun. 30, 2017	[1],[2]	Mar. 31, 2017	[3],[4]	Dec. 31, 2016	[3],[4]	Sep. 30, 2016	[3],[4]	Jun. 30, 2016	[3],[4]	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 89.6		$ 191.1		$ 12.9		$ 174.5		$ 61.5		$ (30.5)		$ (17.3)		$ 0.8		$ 468.1	$ 14.5	$ 42.7
Foreign currency translation adjustments, net of tax																	7.0	(8.1)	(3.1)
Net unrealized gain (loss) on available-for-sale securities, net of tax																	(0.5)	56.4	(37.6)
Reclassification adjustment for gain on available-for-sale securities realized in net income																	0.0	(17.8)	0.0
Net unrealized loss on foreign exchange contracts, net of tax																	(0.2)	(3.5)	(0.2)
Comprehensive income																	474.4	41.5	1.8
Less: Comprehensive loss attributable to noncontrolling interest																	5.5	0.3	7.5
Comprehensive income attributable to Lions Gate Entertainment Corp. shareholders																	$ 479.9	$ 41.8	$ 9.3

[1]	During fiscal 2018, net income also included the following items:•Loss on Extinguishment of Debt. The first, second, third and fourth quarter of fiscal 2018 included a loss on extinguishment of debt of $11.6 million, $6.4 million, $6.2 million and $11.6 million, respectively (after tax $8.5 million, $4.7 million, $4.6 million and $7.8 million, respectively) (see Note 7). •Gain on Sale of Equity Interest in EPIX. The first quarter of fiscal 2018 included a gain on sale of equity interest in EPIX of $201.0 million (after tax $127.0 million).•Impairment of Long-Term Investments and Other Assets. The third quarter of fiscal 2018 included impairment of long-term investments and other assets of $29.2 million (after tax $20.1 million) (see Note 5).•Impact of Corporate Tax Rate Change on Deferred Tax Liabilities. The third quarter of fiscal 2018 included a deferred tax benefit of $165.0 million resulting from the impact of the change in the U.S. federal corporate income tax rate from 35% to 21% under the Tax Cuts and Jobs Act on the Company's beginning net deferred tax liabilities (see Note 13).•Tax Benefit from Internal Capital Restructuring. The fourth quarter of fiscal 2018 included a net tax benefit of $94.1 million primarily from the internal capital restructuring in connection with our third party debt refinancing (see Note 7 to our consolidated financial statements), net of the charge from an increase in our valuation allowance associated with certain deferred tax assets (see Note 13).
[2]	During fiscal 2018, operating income and net income included the following items:•Restructuring and Other. The first, second, third and fourth quarter of fiscal 2018 included restructuring and other items of $10.9 million, $3.5 million, $21.4 million and $24.0 million, respectively (after tax $8.9 million, $2.5 million, $14.5 million, and $15.7 million, respectively) (see Note 14).
[3]	During fiscal 2017, net income also included the following items:•Loss on Extinguishment of Debt. The third and fourth quarter of fiscal 2017 included a loss on extinguishment of debt, of $28.3 million and $12.1 million, respectively (after tax $23.4 million and $5.8 million, respectively) (see Note 7). •Gain on Starz Investment. The third quarter of fiscal 2017 included a gain on Starz investment of $20.4 million (after tax $20.4 million) (see Note 5 ).
[4]	During fiscal 2017, operating income and net income included the following items: •Restructuring and Other. The first, second, third and fourth quarter of fiscal 2017 included restructuring and other items of $7.7 million, $10.7 million, $54.0 million, and $16.4 million, respectively (after tax $4.9 million, $6.8 million, $42.5 million, and $11.9 million, respectively) (see Note 14).